Share equity incentive plans - Schedule Of Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at the beginning of the year (in shares)	9,874,165	9,887,125
Granted (in shares)	1,708,500	2,581,893
Exercised (in shares)	(1,301,233)	(1,656,994)
Forfeited (in shares)	(300,038)	(937,859)
Outstanding at the end of the year (in shares)	9,981,394	9,874,165	9,887,125
Exercisable at the end of the year, Number of options (in shares)	6,150,329	5,624,558
Weighted-Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 1.99	$ 1.77
Granted (in dollars per share)	3.71	2.56
Exercised (in dollars per share)	0.94	0.87
Forfeited (in dollars per share)	3.71	3.22
Outstanding at the end of the year (in dollars per share)	2.37	1.99	$ 1.77
Exercisable at the end of the year, weighted average remaining contractual term (in dollars per share)	$ 1.99	$ 1.58
Weighted Average Remaining Contractual Life (Years)
Options Outstanding	6 years 7 months 24 days	6 years 9 months 29 days	6 years 4 months 24 days
Options Exercisable	5 years 6 months 14 days	5 years 3 months 18 days